Investment Securities Available for Sale - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
Proceeds from the sale of investment securities available-for-sale	$ 262,443,000	$ 397,086,000	$ 3,825,313,000
Available-for-sale Securities
Schedule of Available-for-sale Securities [Line Items]
Realized gains (losses) on the sale of investment securities available-for-sale	8,400,000	3,700,000
Equity securities (without contractual maturity)
Schedule of Available-for-sale Securities [Line Items]
Other than Temporary Impairment Losses, Investments	$ 340,000	$ 264,000